Stockholders Equity (Details Narrative)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2023 shares	Jun. 13, 2022 USD ($)	Jun. 27, 2025 shares	Mar. 27, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Sep. 30, 2025 USD ($) integer $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 22, 2025 shares	Apr. 22, 2024 shares	Nov. 01, 2022 USD ($) shares
Exercise price Warrants | $ / shares									$ 3.00
Restricted share issued | $		$ 11,666,667
Warrants amount in additional paid in capital | $					$ 710,845		$ 710,845		$ 546,863
Warrants share issued									270,010
Shares issued for compensation amount | $							$ 6,780,595	$ 2,558,000	$ 1,861,999	$ 8,966,850
Preferred stock share authorized					30,000,000		30,000,000		30,000,000	30,000,000
Preferred stock share par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Settlement debt | $									$ 96,849
Conversion of Common stock issued				2,589,450
Common stock, shares authorized					1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued					17,702,912		17,702,912		6,140,264	16,257,565
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Subscription received - shares to be issued | $										$ 500,000
Intrinsic value of warrants | $									$ 372,276
Stock cancelled									10,833,333
Board of Director
Issuance of restricted stock award										11,666,667
Common stock, shares issued													41,667
Common stock, shares issued during period									83,334	83,334
Subscriptions received - shares to be issued | $									$ 500,000				$ 83,334
Common stock to be issued | $									$ 180,000
Stock cancelled									10,833,334	2,100,000
Consulting Services
Exercise price Warrants | $ / shares					$ 0.06		$ 0.06
Warrants amount in additional paid in capital | $					$ 6,167,334		$ 6,167,334
Warrants share issued							666,668
Warrants share issued exercisable							166,667
Subscription Arrangement [Member]
Exercise price, per share | $ / shares							$ 4.00		$ 6.00	$ 4.00
Issuance Of Convertible Series C Preferred Stock							27,500
Subscription received - shares to be issued | $							$ 260,000		$ 1,845,000	$ 273,499
Proceeds From Issuance Of Preferred Stock | $									$ 907,600
Common stock issued upon conversion of Preferred C stock									183,332
March 17 2025 [Member]
Preferred stock share authorized									300,000,000	300,000,000
Amendment to Articles of Incorporation or Bylaws, Description							the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,000 shares are preferred stock		the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock
Common stock, shares authorized									1,000,000,000	1,000,000,000
October 2021 through July 2023 [Member]
Shares issued for conversion of debt, amount | $										$ 8,640,000
Convertible Preferred Stock Description										The Company valued the 1,200,000 shares of Convertible Preferred Stock, as if converted to 24,000,000 shares of common stock, using the quoted stock price of the Company’s common stock at approval date (November 1, 2022), resulting in a value of $8,640,000
Conversion of Common stock issued									183,332	1,200,000
Restricted Stock Award [Member]
Shares issued for compensation amount | $					112,498		$ 112,498
Fair value of compensation and estimated the grant date fair value | $							1,799,970
Unrecognized compensation cost | $					1,687,472		$ 1,687,472
Common stock as bonus shares											90,000
Restricted shares			150,000
Series A Convertible Preferred Stock [Member]
Preferred stock share authorized									30,000,000	10,000,000
Preferred stock share par value | $ / shares									$ 0.0001	$ 0.0001
Preferred stock, shares issued									1,666,667	1,666,667
Preferred stock, shares outstanding									1,666,667	1,666,667
Share designate to preferred stock description							On March 17, 2025, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges		On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges
Series C Preferred Stocks Convertible
Shares issued for compensation amount | $					1,579,965		$ 2,347,634
Fair value of compensation and estimated the grant date fair value | $							6,837,000
Unrecognized compensation cost | $					$ 4,489,366		$ 4,489,366
Weighted average remaining period life in years							4 months 28 days
Exercise price Warrants | $ / shares					$ 3.00		$ 3.00		$ 3.00
Warrants amount in additional paid in capital | $					$ 710,845		$ 710,845
Warrants share issued							848,963		270,010
Unvest warrants issued to purchase common stock							778,566
Exercise price, per share | $ / shares									$ 4.00	$ 2.40
Issuance Of Convertible Series C Preferred Stock									421,805
Intrinsic value of warrants | $					$ 3,285,396		$ 3,285,396
Common Stock
Common stock issued for services, shares							37,667
Reverse stock split adjustment shares							359
Shares issued for conversion of debt							1,326,370
Shares issued for conversion of debt, amount | $							$ 10,728,756
Common stock issued for services, amount | $							$ 234,640
Common stock, shares issued					17,702,912		17,702,912		6,140,264
Common stock issued upon conversion of Preferred C stock							11,562,648
Common Stock | Management Compensation [Member]
Common stock issued for services, shares							150,000
Common stock, shares authorized									1,000,000,000	1,000,000,000
Common stock, shares issued									6,140,264	16,257,565
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001
Common Stock | Restricted Stock Award [Member]
Fair value of compensation and estimated the grant date fair value | $							$ 509,400
Unrecognized compensation cost | $					$ 509,400		$ 509,400
Convertible Preferred Stock Series C
Preferred stock share authorized									5,000,000	5,000,000
Conversion of Common stock issued							763,700		3,001,969
Preferred stock, shares issued									183,332	2,273,499
Stock issued during period, share							355,257		728,470	1,473,499
Conversion of preferred stock									183,332
Stock subscriptions received | $							$ 4,959,042		$ 1,196,000
Stock payable | $									$ 500,000
Issuance Of Series C Preferred Stock services							241,507		123,333
Issuance Of Convertible Series C Preferred Stock	3,000,000						10,048,252			500,000
Subscription received - shares to be issued | $									$ 500,000
Shares were not yet issued										183,332
Common stock issued upon conversion of Preferred C stock	150,000						3,014,469			150,000
Share designate to preferred stock description							420,943 shares of its Series C Convertible Preferred Stock for an aggregate purchase price of approximately $5.4 million, net of proceeds and (ii) warrants (the “PIPE Warrants”) to purchase up to 701,563 shares of Common Stock at an offering price of $15.00 per share of Series C Preferred Stock and accompanying PIPE Warrant. The PIPE Warrants are exercisable immediately upon issuance at an exercise price of $6.00 per share and will expire five years from the date of issuance		On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges
Stock subscriptions received market price | $							$ 1,638,629
Issuance Of Series C Preferred Stock compensation							86,250
Common stock issued upon conversion share							3
Convertible preferred stock outstanding							763,700		3,001,969
Preferred Shares [Member]
Preferred stock share authorized					30,000,000		30,000,000		30,000,000	30,000,000
Preferred stock share par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares issued					1,666,667		1,666,667		1,666,667	1,666,667
Preferred stock, shares outstanding					1,666,667		1,666,667		1,666,667	1,666,667
Voting of stockholders voting rights | integer							1,000		1,000
Advisory And Consulting Agreement
Common stock cancelled, value									41,667
Common stock, shares issued									0	500,000
Compensation common shares												41,667
Common stock, valued shares									41,667
Common stock, shares value not issued | $									$ 200,000
Common stock to be issued | $									$ 0	$ 180,000
Convertible Note [Member]
Exercise price Warrants | $ / shares					$ 2.64		$ 2.64
Warrants amount in additional paid in capital | $					$ 827,991		$ 827,991
Warrants share issued							111,898
Warrant
Exercise price Warrants | $ / shares					$ 5.40		$ 5.40
Warrants amount in additional paid in capital | $					$ 613,992		$ 613,992
Warrants share issued							105,233
Common Stock
Common stock issued for services, shares									166,667	100,000
Shares issued for conversion of debt						507,661
Shares issued for compensation shares									208,333
Shares issued for compensation amount | $									$ 1,074,750
Common stock issued for services, amount | $									787,249	$ 146,850
Settlement debt | $									$ 1,112,355
Conversion of Common stock issued									257,699
Common stock cancelled									10,833,334
Common stock cancelled, value									6,500
Issuance of restricted stock award									83,334
Common stock issued upon conversion of Preferred C stock									716,033	600,000